Variable Interest Entities (Tables)	12 Months Ended
Mar. 31, 2011
Variable Interest Entities
Schedule of Assets and Liabilities of Consolidated Variable Interest Entities

Consolidated VIEs	Consolidated assets						Consolidated liabilities
At March 31, 2010:	Total	Cash	Trading account assets	Investment securities	Loans	All other assets	Total	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥5,185,451	¥83,516	¥949	¥305,942	¥4,786,104	¥8,940	¥5,193,733	¥4,534,058	¥340,999	¥318,676
Investment funds	1,383,520	45,890	1,174,889	19,114	1,670	141,957	64,791	717	31,070	33,004
Special purpose entities created for structured financing	199,005	1,831	—	2,025	191,868	3,281	199,432	26,352	172,871	209
Repackaged instruments	55,047	—	42,032	13,015	—	—	55,319	—	54,743	576
Securitization of the MUFG group's assets	2,692,795	213	3,851	—	2,603,024	85,707	2,710,615	13,000	2,696,043	1,572
Others	166,652	31,774	799	—	102,858	31,221	165,930	103,131	31,695	31,104

Total	¥9,682,470	¥163,224	¥1,222,520	¥340,096	¥7,685,524	¥271,106	¥8,389,820	¥4,677,258	¥3,327,421	¥385,141

Consolidated VIEs	Consolidated assets
At March 31, 2011:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥5,080,030	¥33,432	¥38,418	¥569	¥391,751	¥4,603,010	¥12,850
Investment funds	1,342,526	9,872	20,102	1,113,959	15,637	654	182,302
Special purpose entities created for structured financing	171,509	273	1,524	14,200	2,025	146,287	7,200
Repackaged instruments	46,014	—	—	29,360	—	16,654	—
Securitization of the MUFG group's assets	2,456,025	—	209	—	—	2,359,936	95,880
Trust arrangements	1,030,902	—	4,778	33	83,609	938,213	4,269
Others	147,657	307	27,058	—	73	85,273	34,946

Total	¥10,274,663	¥43,884	¥92,089	¥1,158,121	¥493,095	¥8,150,027	¥337,447

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
Asset-backed conduits	¥5,085,180	¥—	¥4,434,957	¥227,120	¥423,103
Investment funds	69,270	—	1,187	17,898	50,185
Special purpose entities created for structured financing	156,387	—	17,077	138,577	733
Repackaged instruments	46,082	—	—	45,680	402
Securitization of the MUFG group's assets	2,458,876	—	27,400	2,429,956	1,520
Trust arrangements	1,030,686	1,017,160	—	—	13,526
Others	147,008	—	88,683	31,932	26,393

Total	¥8,993,489	¥1,017,160	¥4,569,304	¥2,891,163	¥515,862

Schedule of Assets and Liabilities of Significant Non-consolidated Variable Interest Entities

Significant Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At March 31, 2010:	Assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥5,060,968	¥1,972,562	¥1,073,035	¥1,375	¥77,742	¥993,918	¥—	¥—	¥—
Investment funds	15,681,299	833,828	810,295	298,264	177,638	319,712	14,681	—	—
Special purpose entities created for structured financing	12,022,760	1,834,411	1,596,711	20,858	83,563	1,479,700	12,590	—	—
Repackaged instruments	36,848,306	1,430,813	1,426,517	256,111	716,754	453,652	—	—	—
Others	8,135,057	1,511,718	1,065,275	3,438	331,826	730,011	—	5,547	5,547

Total	¥77,748,390	¥7,583,332	¥5,971,833	¥580,046	¥1,387,523	¥3,976,993	¥27,271	¥5,547	¥5,547

Note:	The balances of Trading account assets and Investment securities categorized as Investment funds for Significant Non-consolidated VIEs as at March 31, 2010 have been restated as follows:

	As previously reported		As restated
Significant Non-consolidated VIEs	On-balance sheet assets		On-balance sheet assets
At March 31, 2010:	Trading account assets	Investment securities	Trading account assets	Investment Securities
(in millions)
Investment funds	¥43,638	¥432,264	¥298,264	¥177,638

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At March 31, 2011:	Assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥4,938,696	¥1,681,550	¥1,161,889	¥596	¥144,946	¥1,016,347	¥—	¥—	¥—
Investment funds	12,787,846	441,844	434,767	132,280	115,281	178,808	8,398	—	—
Special purpose entities created for structured financing	13,503,700	2,183,868	1,854,368	20,313	71,840	1,758,754	3,461	—	—
Repackaged instruments	15,424,831	1,069,179	1,008,013	104,612	561,876	341,525	—	—	—
Trust arrangements	29,908	28,285	27,252	—	—	27,252	—	5,791	5,791
Others	10,456,456	1,319,938	1,051,194	13,348	302,544	735,302	—	1	1

Total	¥57,141,437	¥6,724,664	¥5,537,483	¥271,149	¥1,196,487	¥4,057,988	¥11,859	¥5,792	¥5,792